Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	£ 2,214	£ 2,128
Property, plant and equipment	343	521
Deferred tax asset	168	143
Total non-current assets	2,725	2,792
Current assets
Prepayments, accrued income and other receivables	2,044	2,671
Current income tax receivable	3,662	5,123
Cash and cash equivalents	11,639	17,225
Total current assets	17,345	25,019
Total assets	20,070	27,811
Capital and reserves
Share capital and share premium	144,870	143,420
Other reserves	78,373	79,173
Accumulated deficit	(219,443)	(207,706)
Total equity attributable to equity holders of the Company	3,800	14,887
Non-current liabilities
Provisions	58	58
Lease liabilities	154	190
Total non-current liabilities	212	248
Current liabilities
Trade payables	6,108	3,375
Payroll taxes and social security	164	155
Accrued expenditure	9,659	8,940
Lease liabilities	127	206
Total current liabilities	16,058	12,676
Total liabilities	16,270	12,924
Total equity and liabilities	£ 20,070	£ 27,811